No Load | Forward Small Cap Equity Fund

Forward Small Cap Equity Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses No Load Forward Small Cap Equity Fund		INVESTOR CLASS	INSTITUTIONAL CLASS
Management Fee		0.85%	0.85%
Distribution (12b-1) Fees		0.25%
Shareholder Services Fees		0.10%	0.05%
Other Expenses		0.36%	0.36%
Total Annual Fund Operating Expenses		1.56%	1.26%
Fee Waiver and/or Expense Reimbursement	[1]	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	1.09%
[1]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.39% and 1.09%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples
These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Expense Example No Load Forward Small Cap Equity Fund (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS
1 Year	142	111
3 Years	476	383
5 Years	833	675
10 Years	1,840	1,506

Expense Example, No Redemption No Load Forward Small Cap Equity Fund (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS
1 Year	142	111
3 Years	476	383
5 Years	833	675
10 Years	1,840	1,506

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 234% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments. For purposes of the Fund’s investment strategy, small capitalization companies generally are companies with market capitalizations of up to $2.5 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase.

Forward Management, LLC (“Forward Management” or the “Advisor”) seeks to invest in companies that it believes have the potential to outperform the Fund’s benchmark index. The Advisor’s investment strategy includes quantitative screening techniques, fundamental analysis and risk management. Security selection seeks to position the Fund in small cap stocks exhibiting combinations of fundamental quality, earnings growth, revenue growth, cash flow growth, business restructurings or equity spin-offs which have the potential to result in future price appreciation.

When considering stocks, the Advisor seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, total addressable market, thematic opportunities, financial analysis, attractiveness of earnings growth, cash flow strength, revenue growth potential, balance sheet strength, or valuation characteristics.

The Advisor attempts to invest in companies demonstrating fundamental growth potential and trading at attractive valuation prices. Stock purchases can fall into a number of categories including: (a) Durable Growth Ideas – these stocks frequently exhibit consistent growth rates, strong management teams and sustainable earnings prospects; (b) Contrarian Ideas – these stocks are confronted by short term issues and market overreactions; (c) Emerging & Undiscovered Ideas – these stocks tend to have few institutional holders and limited Wall Street research analyst coverage; and (d) Thematic Ideas – these stocks try to capitalize on a large growing market opportunity, new business models or rapid innovation.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On February 1, 2011, Forward Management assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before February 1, 2011 represent performance of the prior sub-advisor to the Fund.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter — June 30, 2003	16.35%
Worst Quarter — December 31, 2008	-26.53%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns No Load Forward Small Cap Equity Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
INVESTOR CLASS	(13.82%)	(4.68%)	2.57%	5.10%	Oct. 01, 1998
INVESTOR CLASS Return After Taxes on Distributions	(13.82%)	(5.15%)	2.03%	4.66%	Oct. 01, 1998
INVESTOR CLASS Return After Taxes on Distributions and Sale of Fund Shares	(8.99%)	(3.99%)	2.17%	4.45%	Oct. 01, 1998
INVESTOR CLASS Russell 2000 Index	(4.18%)	0.15%	5.62%	7.20%
INSTITUTIONAL CLASS	(13.24%)	(4.29%)		3.61%	Jun. 06, 2002
INSTITUTIONAL CLASS Russell 2000 Index	(4.18%)	0.15%		6.36%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for the Investor Class shares. After-tax returns for other classes will vary.